Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of official statistics annual price variation
Price variation	June 30, 2018	June 30, 2019	June 30, 2020	Cumulative as of June 30, 2020 (3 years)
Annual	29%	56%	43%	128%

Schedule of new accounting standards and amendments

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on

IFRS 16 “Leases”.	Lessees are required to account for all leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17, including two exceptions for the recognition of leases; low-cost asset leases and short-term leases. Accounting by the lessor has no significant changes.	06-30- 2020

Amendment to IAS 28 “Investment in associates and joint ventures”	Requires the adoption of IFRS 9 regarding long-term investments that are essentially part of the net investment of an entity in an associate or joint venture.	06-30- 2020

Definition of Material - Amendments to IAS 1 and IAS 8	The IASB has made modifications to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” which requires that the assessment of materiality be consistent for the application of IFRS.	06-30-2020

Defining a business - Amendments to IFRS 3	The new business definition requires that a business combination contribute significantly to creating products or services.	06-30-2020

Amendments to IAS 19- Plan amendment, curtailment or settlement.	Clarifies the accounting for defined benefit plan amendments, curtailments or settlements. The amendments require an entity to: (i) determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement, using updated assumptions at the time of the amendment; (ii) recognize any reduction in a surplus immediately in gains or losses, as part of past service cost or a gain or loss on settlement. In other words, any surplus reduction must be recognized, even if that surplus was not previously recognized because of the impact of the asset ceiling; and (iii) separately recognize any change in the asset ceiling through other comprehensive income.	06-30-2019

Schedule of financial position

	IFRS 16 impact	IAS 28 impact	Total
ASSETS
Non-current assets
Investment properties	426	-	426
Right-of-use assets	16,374	-	16,374
Investments in associates and joint ventures	-	(1,979)	(1,979)
Trade and other receivables	81	-	81
Total non-current assets	16,881	(1,979)	14,902
Income tax and MPIT credit	17	-	17
Group of assets held for sale	3,121	-	3,121
Trade and other receivables	(169)	-	(169)
Total current assets	2,969	-	2,969
TOTAL ASSETS	19,850	(1,979)	17,871
SHAREHOLDERS’ EQUITY
Shareholders’ equity attributable to equity holders of the parent
Retained earnings	(117)	(697)	(814)
Non-controlling interest	(70)	(1,282)	(1,352)
TOTAL SHAREHOLDERS’ EQUITY	(187)	(1,979)	(2,166)
LIABILITIES
Non-current liabilities
Lease liabilities	12,221	-	12,221
Total non-current liabilities	12,221	-	12,221
Current liabilities
Lease liabilities	4,574	-	4,574
Trade and other payables	(68)	-	(68)
Group of liabilities held for sale	3,310	-	3,310
Total current liabilities	7,816	-	7,816
TOTAL LIABILITIES	20,037	-	20,037
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	19,850	(1,979)	17,871

Schedule of standards and amendments not yet adopted by the group

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on

Covid-19- related lease concessions – Amendments to IFRS 16	As a result of the COVID-19 pandemic, lessees have been granted lease concessions. Such concessions may take a variety of forms, including forgiveness or deferral of rental payments. In May 2020, the IASB amended IFRS 16 – Leases, whereby lessees are permitted to account for the rent concessions as if they were not lease modifications. In several cases, this will result in such concessions being accounted for as variable rent payments within the term same period in which they are granted.	06-30- 2021

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16	Amendment to IAS 16 – Property, Plant and Equipment (PP&E) prohibits deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. It also specifies that an entity is “testing whether an item of PPE is functioning properly” when it assesses its technical and physical performance. The financial performance of the asset is not relevant for such assessment.	06-30- 2023

Reference to the Conceptual Framework – Amendments to IFRS 3	Some minor amendments were made to IFRS 3 Business combinations to update references to the Conceptual Framework for financial information and add an exception to the recognition principles for liabilities and contingent liabilities within the scope of IAS 37, Provisions, Contingent liabilities and contingent assets and interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized on the acquisition date.	06-30-2023

Annual Improvements to IFRS 2018-2020

The following improvements were issued in May 2020:

IFRS 9 Financial instruments. The amendment clarifies which fees an entity includes when it applies the ‘10 per cent’ test in assessing whether to derecognize a financial liability.

IFRS 16 Leases. The amendment to Illustrative Example 13 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise.

IFRS 1 First-time adoption of International Financial Reporting Standards: Entities that have measured their assets and liabilities at the carrying amounts in their parents´ books are also allowed to measure cumulative translation differences using the amounts reported by their parents. This amendment will also apply to associated and joint ventures that have also taken the IFRS 1 exemption.

IAS 41: This amendment removes the requirement for entities to exclude taxation cash flows when measuring the fair value pursuant to IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

06-30-2023

Schedule of agricultural business

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.20	06.30.19	06.30.18
Cresud’s direct equity interest in:
Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas (1) (2)	Brazil	Agricultural	33.55%	43.29%	43.29%
Sociedad Anónima Carnes Pampeanas S.A. (2)	Argentina	Agro-industrial	100.00%	100.00%	100.00%
Futuros y Opciones.Com S.A.	Argentina	Brokerage	50.10%	50.10%	50.10%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA Inversiones y Representaciones Sociedad Anónima (2)	Argentina	Real estate	61.95%	62.35%	63.74%
Agropecuaria Santa Cruz S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Brasilagro’s direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cajueiro Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Ceibo Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cremaq Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Engenho de Maracajú Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Flamboyant Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Agrícola Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Propriedades Agrícolas S.A.	Brazil	Agricultural	99.99%	99.99%	99.99%
Mogno Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Palmeiras S.A.	Paraguay	Agricultural	99.99%	99.99%	99.99%
Agropecuaria Morotí S.A.	Paraguay	Agricultural	99.99%	99.99%	99.99%
Agrifirma S.A.	Brazil	Agricultural	99.99%	-	-
Futuros y Opciones.Com. S.A.’s direct equity interest in:
Amauta Agro S.A. (3)	Argentina	Brokerage	98.57%	98.57%	98.57%
FyO Acopio S.A. (3)	Argentina	Warehousing and brokerage	98.57%	98.57%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Agropecuaria Santa Cruz S.A.’s direct equity interest in:
Agropecuaria Acres del Sud S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Sedelor S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Codalis S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Alafox S.A.	Uruguay	Investment	100.00%	100.00%	100.00%

(1)	The Group exercises “de facto control” over Brasilagro as a result of (i) the percentage and concentration of voting rights of the Group, as well as the potential voting rights of the warrants held by the Group, and the absence of other shareholders with significant voting rights, (ii) the absence of a voting agreement among the other shareholders to vote together as a group, (iii) the record of attendance to Shareholders’ Meetings and the record of votes casted by the other shareholders; and (iv) the effective control exercised by the Group to direct Brasilagro’s relevant activities through its seat in the Board of Directors. See Note 7 for further information regarding to Brasilagro.
(2)	Includes interest indirectly held through Helmir.
(3)	Includes interest directly held through Cresud.

Schedule of urban properties and investments business

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.20	06.30.19	06.30.18
IRSA’s direct equity interest:
IRSA CP (1)	Argentina	Real estate	80.65%	83.80%	86.34%
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	80.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
UT IRSA y Galerías Pacífico S.A. (2)	Argentina	Investment	50.00%	50.00%	50.00%
IRSA CP’s direct equity interest in:
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (3)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.92%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
Pareto S.A.	Argentina	Design and software development	69.69%	69.69%	-
La Malteria	Argentina	Real estate	-	100.00%	-
Tyrus S.A.’s direct equity interest in:
DFL and DN BV	Bermudas	Investment	97.04%	96.46%	91.57%
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A. (7)	Uruguay	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	-	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.20	06.30.19	06.30.18
Efanur S.A.’s direct equity interest in:
Real Estate Investment Group VII LP (REIG VII)	Bermudas	Investment	100.00%	100.00%	100.00%
DFL’s direct equity interest in:
IDB Development Corporation Ltd.	Israel	Investment	100.00%	100.00%	100.00%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%
DIL’s direct equity interest in:
Discount Investment Corporation Ltd. (4)	Israel	Investment	83.72%	83.77%	76.57%
IDBD’s direct equity interest in:
IDB Tourism (2009) Ltd.	Israel	Tourism services	100.00%	100.00%	100.00%
IDB Group Investment Inc	Israel	Investment	100.00%	100.00%	100.00%
DIC’s direct equity interest in:
Property & Building Corporation Ltd.	Israel	Real estate	72.40%	68.80%	64.40%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	46.20%	-	-
Elron Electronic Industries Ltd.	Israel	Investment	61.06%	44.10%	43.14%
Bartan Holdings and Investments Ltd.	Israel	Investment	55.68%	61.06%	50.30%
Epsilon Investment House Ltd.	Israel	Investment	68.75%	55.68%	55.68%
Mehadrin Ltd. (8)	Israel	Agricultural	43.75%	68.75%	68.75%
PBC’s direct equity interest in:
Gav-Yam Bayside Land Corporation Ltd. (6)	Israel	Real estate	-	51.70%	51.70%
Ispro The Israeli Properties Rental Corporation Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Matam - Scientific Industries Center Haifa Ltd.	Israel	Real estate	50.10%	50.10%	50.10%
Hadarim Properties Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Property & Building (Commercial Centers) Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
PBC USA Investments Inc	United States	Real estate	100.00%	100.00%	100.00%

(1)	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A.
(2)	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
(3)	Includes interest held through Ritelco S.A. and Torodur S.A.
(4)	Includes Tyrus’ equity interest.
(5)	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (47.2%) vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders’ Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.
(6)	Control was lost in September 30, 2018 (see Note 4.(k)).
(7)	Includes Tyrus’ and IRSA S.A.’s equity interests.
(8)	DIC considers that it exercises control because DIC is the group with the higher percentage of votes (43.75%) vis-à-vis other shareholders that are highly atomized.

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years